STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows used in operating activities
Net loss for the year	$ (20,423)	$ (13,872)	$ (22,837)
Changes in non-cash working capital items
Accrued interest payable	1,589	937	0
Accounts payable and accrued expenses	(1,833)	(4,220)	5,403
Net cash used in operating activities	(20,667)	(17,155)	(17,434)
Cash flows from financing activities
Loan received	20,320	15,000	0
Cash flows from financing activities	20,320	15,000	0
Change in cash during the year	(347)	(2,155)	(17,434)
Cash, beginning of year	1,865	4,020	21,454
Cash, end of year	$ 1,518	$ 1,865	$ 4,020